Significant Accounting Policies (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)
Significant Accounting Policies (Details) [Line Items]
Lessee, Operating Lease, Renewal Term	12 months				12 months
Research and development expenses	$ 83		$ 738	$ 542
Received total amount	7,290
Royalty bearing grants amount	4,888
Non-royalty bearing grants amount	1,675
Out of received amount	97
Non-royalty bearing grants amount	727
Fair value	$ 0		12
Tax benefit, percentage	50.00%				50.00%
Agreement term	10 years	10 years
Non-refundable amount	$ 2,548	€ 2.5
Additional development-related milestones payments (in Euro) | €		23.0
Additional amount of commercial sale milestones (in Euro) | €		€ 87.0
Transaction price	$ 2,548				€ 2.5
Monthly deposits percentage rate	8.33%				8.33%
Severance pay expense	$ 401		537	547
Matching in contributions amounts	14		30
ASC 815 [Member]
Significant Accounting Policies (Details) [Line Items]
Financial expense (income)	$ 75		$ 273	$ (58)